Reconciliations of Beginning and Ending Balances of Pension Benefit Obligations and Fair Value of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Japanese plans
Change in benefit obligations:
Benefit obligations at beginning of year	¥ (1,174,026)	¥ (1,157,951)
Service cost	(33,454)	(35,209)	(37,215)
Interest cost	(23,481)	(23,159)	(22,593)
Actuarial gain (loss)	7,449	(2,936)
Benefits paid	47,174	45,229
Benefit obligations at end of year	(1,176,338)	(1,174,026)	(1,157,951)
Change in plan assets:
Balance at beginning of year	748,345	694,738
Actual return on plan assets	29,364	26,760
Employer contributions	71,166	72,076
Benefits paid	(47,174)	(45,229)
Balance at end of year	801,701	748,345	694,738
Funded status	(374,637)	(425,681)
Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	1,268	1,171
Current liabilities	(305)	(403)
Noncurrent liabilities	(375,600)	(426,449)
Total	(374,637)	(425,681)
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Actuarial loss (gain)	403,010	436,688
Prior service cost (benefit)	(137,975)	(154,279)
Total	265,035	282,409
Pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	(1,157,473)	(1,156,330)
Accumulated benefit obligations	(1,088,929)	(1,086,774)
Fair value of plan assets	782,949	731,018
Foreign plans
Change in benefit obligations:
Benefit obligations at beginning of year	(446,159)	(430,683)
Service cost	(19,506)	(18,113)	(15,210)
Interest cost	(24,130)	(24,165)	(23,135)
Plan participants' contributions	(22)	(199)
Actuarial gain (loss)	(66,872)	(20,033)
Benefits paid	11,585	7,672
Amendment	2,579
Other		742
Foreign currency translation	6,461	38,620
Benefit obligations at end of year	(536,064)	(446,159)	(430,683)
Change in plan assets:
Balance at beginning of year	395,565	379,648
Actual return on plan assets	22,651	37,866
Employer contributions	21,503	20,617
Plan participants' contributions	22	199
Benefits paid	(11,585)	(7,672)
Foreign currency translation	(5,656)	(35,093)
Balance at end of year	422,500	395,565	379,648
Funded status	(113,564)	(50,594)
Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets		4,735
Current liabilities	(86)	(86)
Noncurrent liabilities	(113,478)	(55,243)
Total	(113,564)	(50,594)
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Actuarial loss (gain)	201,199	135,868
Net transition obligation	110	140
Prior service cost (benefit)	(2,151)	532
Total	199,158	136,540
Pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	(464,641)	(298,015)
Accumulated benefit obligations	(420,920)	(273,168)
Fair value of plan assets	¥ 363,068	¥ 263,553